REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION
NOTE 14:-	REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION

a.	Reportable segments:

ASC 280, Segment Reporting, establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is its Chief Executive Officer.

During 2015, the Company divested its Physical Security as well as its Cyber and Intelligence operations, which were a major part of the Security Solutions segment, to allow it to focus on its core markets as part of the execution of its long-term strategy. Following this divestiture, the Company operates in the following operation-based segments: Customer Interactions Solutions provide data driven insights that enable businesses to deliver consistent and personalized experience to customers, and Financial Crime and Compliance Solutions provide real time and cross-channel fraud prevention, anti-money laundering, brokerage compliance and enterprise-wide case management.

	Year ended December 31, 2015
	Customer Interactions Solutions (1)	Financial Crime and Compliance solutions	Not allocated	Total

Revenues	$688,060	$238,807	$-	$926,867

Operating income	$206,994	$73,131	$(114,019)	$166,106

	Year ended December 31, 2014
	Customer Interactions Solutions (1)	Financial Crime and Compliance solutions	Not allocated	Total

Revenues	$674,797	$197,198	$-	$871,995

Operating income	$151,051	$46,878	$(91,635)	$106,294

	Year ended December 31, 2013
	Customer Interactions Solutions (1)	Financial Crime and Compliance solutions	Not allocated	Total

Revenues	$658,467	$163,048	$-	$821,515

Operating income	$135,465	$29,449	$(89,455)	$75,459

(1)	Includes the results of a certain operation which was formerly part of the Security Solutions segment which was retained following the above mentioned divestiture and integrated within the Customer Interactions Solutions.

The following presents long-lived assets of December 31, 2015 and 2014, based on operational segments:

	December 31,
	2015	2014

Customer Interactions Solutions	$23,327	$24,183
Financial Crime and Compliance Solutions	11,013	10,572
Non-allocated	4,873	5,415

	$39,213	$40,170

b.	Geographical information:

Total revenues from external customers on the basis of the Company's geographical areas are as follows:

	Year ended December 31,
	2015	2014	2013

Americas, principally the US	$630,096	$591,147	$540,449
EMEA *)	192,640	184,092	183,187
Israel	4,231	5,092	5,089
Asia Pacific	99,900	91,664	92,790

	$926,867	$871,995	$821,515

The following presents long-lived assets of December 31, 2015 and 2014, based on geographical areas:

	December 31,
	2015	2014

Americas, principally the US	$10,385	$11,072
EMEA *)	4,458	4,101
Israel	20,813	23,137
Asia Pacific	3,557	1,860

	$39,213	$40,170

*)	Includes Europe, the Middle East (excluding Israel) and Africa.